Common Stock and Warrants (Details - Warrants issued and outstanding)	9 Months Ended
	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2024 $ / shares	Sep. 30, 2023 $ / shares
Subscription Warrants 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date	4/14/2022	5/25/2021
Expiration date	4/13/2025	5/31/2024
Exercise price | $ / shares			$ 0.15	$ 0.15
Valuation | $	$ 67,495	$ 10,990
Volatility	171.00%	88.00%
Warrants issued | shares	6,250,000	6,250,000
Subscription Warrants 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date	10/24/2022	9/30/2021
Expiration date	10/24/2024	5/31/2024
Exercise price | $ / shares			0.12	0.15
Valuation | $	$ 1,325	$ 5,410
Volatility	227.00%	88.00%
Warrants issued | shares	500,000	3,108,700
Subscription Warrants 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date	4/24/2023	4/14/2022
Expiration date	4/24/2025	4/13/2025
Exercise price | $ / shares			0.10	0.15
Valuation | $	$ 224,833	$ 64,955
Volatility	169.00%	105.00%
Warrants issued | shares	14,500,000	6,250,000
Subscription Warrants 4 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date	1/17/2024	8/12/2022
Expiration date	1/17/2026	8/12/2024
Exercise price | $ / shares			0.05	0.12
Valuation | $	$ 138,753	$ 13,624
Volatility	140.00%	85.00%
Warrants issued | shares	5,000,000	3,247,500
Subscription Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Valuation | $	$ 432,406	$ 386,586
Warrants issued | shares	26,250,000	38,916,400
Broker Warrants 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date	4/24/2023	4/14/2022
Expiration date	4/24/2025	4/13/2024
Exercise price | $ / shares			$ 0.10	0.15
Valuation | $	$ 7,954	$ 1,344
Volatility	117.00%	138.00%
Warrants issued | shares	220,303	70,000
Broker Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Valuation | $	$ 7,954	$ 18,531
Warrants issued | shares	220,303	474,653
Subscription Warrants 5 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date		8/31/2022
Expiration date		8/31/2024
Exercise price | $ / shares				0.12
Valuation | $		$ 9,868
Volatility		83.00%
Warrants issued | shares		2,300,000
Subscription Warrants 6 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date		9/14/2022
Expiration date		9/14/2024
Exercise price | $ / shares				0.12
Valuation | $		$ 16,544
Volatility		93.00%
Warrants issued | shares		2,760,200
Subscription Warrants 7 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date		10/24/2022
Expiration date		10/24/2024
Exercise price | $ / shares				0.12
Valuation | $		$ 3,449
Volatility		93.00%
Warrants issued | shares		500,000
Subscription Warrants 8 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date		4/24/2023
Expiration date		4/24/2025
Exercise price | $ / shares				0.10
Valuation | $		$ 261,746
Volatility		104.00%
Warrants issued | shares		14,500,000
Broker Warrants 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date		8/31/2022
Expiration date		8/31/2024
Exercise price | $ / shares				0.12
Valuation | $		$ 6,312
Volatility		132.00%
Warrants issued | shares		104,250
Broker Warrants 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date		9/14/2022
Expiration date		9/14/2024
Exercise price | $ / shares				0.12
Valuation | $		$ 2,921
Volatility		134.00%
Warrants issued | shares		80,100
Broker Warrants 4 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date		4/24/2023
Expiration date		4/24/2025
Exercise price | $ / shares				$ 0.10
Valuation | $		$ 7,954
Volatility		117.00%
Warrants issued | shares		220,303